UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7608

        Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 24.0% (15.5% of Total Investments)
$ 1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/13 at 100.00	AAA	$1,016,910
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,538,925
	2005A, 5.000%, 10/01/41
970	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	1,005,289
	University, Series 2003A, 5.250%, 4/01/23 – XLCA Insured
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%, 10/01/15	10/13 at 100.00	AA	2,420,135
1,530	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/15 –	No Opt. Call	AAA	1,638,477
	AMBAC Insured
580	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	AAA	612,515
	4/01/22 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,474,359
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	AAA	1,548,404
500	5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	507,220
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19	12/13 at 100.00	AA+	2,498,905
2,725	5.000%, 12/01/21	12/13 at 100.00	AA+	2,822,337
1,500	5.000%, 12/01/23	12/13 at 100.00	AA+	1,546,965
1,675	University of North Carolina, Wilmington, General Revenue Bonds, Series 2002A, 5.000%, 1/01/23 –	1/12 at 101.00	Aaa	1,720,610
	AMBAC Insured

20,580	Total Education and Civic Organizations			21,351,051

	Energy – 1.8% (1.1% of Total Investments)
1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	1,546,605
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)

	Health Care – 26.4% (17.1% of Total Investments)
1,145	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	1,113,787
	2007, 5.250%, 10/01/27
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA–	2,037,560
	Obligated Group, Series 2003A, 5.000%, 11/01/19
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/09 at 101.00	A–	2,059,500
	Hospital, Series 1999, 6.375%, 10/01/29
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional
	Medical Center, Series 2002A:
1,000	5.500%, 1/01/19	1/12 at 100.00	A	1,029,580
550	5.500%, 1/01/20	1/12 at 100.00	A	564,537
1,750	5.375%, 1/01/32	1/12 at 100.00	A	1,765,995
1,615	North Carolina Medical Care Commission, Hospital Revenue Bonds, FirstHealth of the Carolinas	10/08 at 101.00	AA	1,586,108
	Inc., Series 1998, 4.750%, 10/01/26
3,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/12 at 101.00	A	3,035,190
	Center, Series 2002, 5.375%, 6/01/32
1,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	1,477,425
	2007, 5.000%, 11/01/27
2,645	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	2,666,636
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
600	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	626,004
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	AAA	518,690
735	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	741,336
	5.000%, 11/01/24
375	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	349,481
	5.000%, 1/01/36
	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow
	Memorial Hospital Project, Series 2006:
685	5.000%, 4/01/31 – MBIA Insured	10/16 at 100.00	AAA	692,699
3,210	5.000%, 10/01/34 – MBIA Insured	10/16 at 100.00	AAA	3,239,018

23,310	Total Health Care			23,503,546

	Housing/Multifamily – 3.7% (2.4% of Total Investments)
1,000	Asheville Housing Authority, North Carolina, GNMA-Collateralized Multifamily Housing Revenue	11/07 at 102.00	AA	1,006,820
	Bonds, Woodridge Apartments, Series 1997, 5.800%, 11/20/39 (Alternative Minimum Tax)
2,290	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	2,311,366
	Apartments, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax)

3,290	Total Housing/Multifamily			3,318,186

	Housing/Single Family – 9.6% (6.2% of Total Investments)
1,105	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	1,109,663
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
3,640	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	3,743,303
	Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)
1,400	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,317,960
	7/01/33 (Alternative Minimum Tax)
835	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	790,536
	7/01/37 (Alternative Minimum Tax)
1,525	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996HH, 6.300%,	9/07 at 101.00	AA	1,553,579
	3/01/26 (Alternative Minimum Tax)

8,505	Total Housing/Single Family			8,515,041

	Materials – 1.6% (1.1% of Total Investments)
1,425	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina, National	8/15 at 100.00	N/R	1,444,608
	Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%, 8/01/35
	(Alternative Minimum Tax)

	Tax Obligation/General – 11.2% (7.3% of Total Investments)
1,890	Craven County, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 5/01/21 –	5/12 at 101.00	AAA	1,951,954
	AMBAC Insured
4,285	Durham County, North Carolina, General Obligation Bonds, Series 2002B, 5.000%, 4/01/16	4/12 at 100.00	AAA	4,500,750
2,820	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/21	4/17 at 100.00	AAA	2,986,098
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	518,345

9,495	Total Tax Obligation/General			9,957,147

	Tax Obligation/Limited – 33.8% (21.9% of Total Investments)
1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/17	2/13 at 100.00	AA–	1,397,963
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/21 –	6/14 at 100.00	Aaa	1,884,636
	MBIA Insured
1,700	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,773,185
	Series 2003G, 5.375%, 6/01/26
1,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A,	6/13 at 100.00	AA+	1,518,195
	5.000%, 6/01/33
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,050	5.250%, 6/01/20	6/12 at 101.00	AAA	1,115,699
1,750	5.000%, 6/01/25	6/12 at 101.00	AAA	1,791,108
1,400	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AAA	1,432,998
	MBIA Insured
1,000	Davidson County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/14 –	No Opt. Call	AAA	1,076,740
	AMBAC Insured
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,
	Series 2004:
1,715	5.250%, 4/01/18 – FSA Insured	4/14 at 100.00	AAA	1,809,805
500	5.250%, 4/01/20 – FSA Insured	4/14 at 100.00	AAA	524,190
1,000	5.250%, 4/01/22 – FSA Insured	4/14 at 100.00	AAA	1,043,730
2,600	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital	2/15 at 100.00	AA+	2,705,066
	Improvements, Series 2005A, 5.000%, 2/01/19
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,535,880
	Facilities, Series 2004A, 5.000%, 2/01/23
1,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,547,985
	5.000%, 6/01/20
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21	6/13 at 100.00	AA+	1,173,302
1,000	5.250%, 6/01/23	6/13 at 100.00	AA+	1,034,230
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series	3/14 at 100.00	AAA	2,077,420
	2004, 5.000%, 9/15/21 – MBIA Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	No Opt. Call	AAA	1,091,370
	2003H, 5.250%, 7/01/15 – FGIC Insured
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,040,540
	FSA Insured
1,950	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (UB)	6/17 at 100.00	AAA	1,986,797
540	Wilson, North Carolina, Certificates of Particiation, Public Facilities, Series 2007A, 5.000%,	5/17 at 100.00	AAA	552,226
	5/01/29 – AGC Insured

28,965	Total Tax Obligation/Limited			30,113,065

	Transportation – 7.0% (4.6% of Total Investments)
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	624,930
2,710	5.000%, 7/01/29 – MBIA Insured	7/14 at 100.00	AAA	2,756,070
500	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	518,495
	7/01/20 – XLCA Insured
2,250	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	2,364,930
	11/01/16 – FGIC Insured

6,060	Total Transportation			6,264,425

	U.S. Guaranteed – 13.6% (8.8% of Total Investments) (4)
250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	266,718
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
750	Johnston County Finance Corporation, North Carolina, Installment Payment Revenue Bonds, School	8/09 at 101.00	AAA	778,920
	and Museum Projects, Series 1999, 5.250%, 8/01/21 (Pre-refunded 8/01/09) – FSA Insured
1,530	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	1,633,137
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
1,165	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1980, 10.500%,	No Opt. Call	AAA	1,263,501
	1/01/10 (ETM)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	AAA	4,536,557
	1/01/20 (ETM)
1,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16 (Pre-refunded 9/01/10)	9/10 at 102.00	AAA	1,058,940
420	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	Aaa	453,020
	4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured
2,000	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	2,115,320
	6/01/18 (Pre-refunded 6/01/12)

11,375	Total U.S. Guaranteed			12,106,113

	Utilities – 13.0% (8.4% of Total Investments)
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F,	1/13 at 100.00	BBB	3,096,870
	5.500%, 1/01/15
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	1,058,340
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B,	1/10 at 101.00	A3	4,239,840
	6.500%, 1/01/20
2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A,	1/13 at 100.00	AAA	2,129,760
	5.250%, 1/01/15 – AMBAC Insured
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,044,100
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

11,000	Total Utilities			11,568,910

	Water and Sewer – 8.5% (5.5% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	Aaa	1,670,227
	6/01/20 – XLCA Insured
50	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	51,533
1,295	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	1,335,598
	5.000%, 6/01/26
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B,	6/14 at 100.00	AAA	514,235
	5.000%, 6/01/23 – XLCA Insured
3,865	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	3,977,472
	5.000%, 6/01/37 (UB)

7,315	Total Water and Sewer			7,549,065

$ 132,820	Total Long-Term Investments (cost $136,255,259) – 154.2%			137,237,762

	Short-Term Investments – 0.1% (0.1% of Total Investments)
$ 100	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	100,000
	Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $100,000)			100,000

	Total Investments (cost $136,355,259) – 154.3%			137,337,762

	Floating Rate Obligations – (4.3)%			(3,870,000)

	Other Assets Less Liabilities – 2.6%			2,327,673

	Preferred Shares, at Liquidation Value – (52.6)%			(46,800,000)

	Net Assets Applicable to Common Shares – 100%			$88,995,435

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provision of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $132,476,123.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 2,153,988
Depreciation	(1,161,787)

Net unrealized appreciation (depreciation) of investments	$ 992,201

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.